Financial Assets at Fair Value through Profit or Loss	12 Months Ended
Dec. 31, 2025
Financial Assets at Fair Value through Profit or Loss [Abstract]
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS
10.	FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS

The breakdown of financial assets at fair value through profit or loss is as follows:

	At December 31,
In thousands of USD	2025		2024
Investments in unlisted equity instruments
- Investment A	129		300
- Investment B	824		1,000
- Investment C	9,600		10,284
- Investment D – investment in a limited partnership set up by BIT Group (1)	20,328		21,795
- Investment E	1,500		1,500
- Investment F	1,125		726
- Investment I	2,803		1,876
- Investment J	-	(2)	500
- Investment K	2,000		-
- Investment M	1,000		-
Investments in unlisted debt instruments
- Investment G	1,100		1,000
- Investment H	3,000		3,540
Investments in listed equity instruments
- Investment J	563		-	(2)
- Investment L	313		-
Total	44,285		42,521

Current	4,976		4,540
Non-current	39,309		37,981
Total	44,285		42,521

(1)	See Note 24.

(2)	During the year ended December 31, 2025, Investment J became publicly listed and is accordingly presented as a listed equity instrument.

Except for investments J and L, which are investments in listed equity instruments measured at Level 1, the investments in unlisted debt and unlisted equity instruments as at December 31, 2025 and 2024 mainly represent investments in funds and privately held enterprises. The Group does not have control or significant influence over these investments.

These investments are measured at fair value using Level 3 inputs. Except for Investment C, the fair values are determined based on net asset value or recent transaction prices, which approximate fair value and do not involve significant unobservable inputs. Refer to Note 4 for more information. Accordingly, no quantitative information on key inputs or sensitivity analysis is presented for these investments.

For Investment C, there was a change in valuation approach from the prior year due to limited recent market transactions. The valuation involves significant unobservable inputs, with the assistance of an independent valuation specialist where appropriate. Significant unobservable inputs include valuation multiples and a discount for lack of marketability. Higher multiples increase fair value, while higher discounts decrease fair value.